INVENTORY (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Inventories [Abstract]
Natural gas inventory	$ 132	$ 71
Raw materials and other	268	150
Carrying amount of inventories	$ 400	$ 221